Redeemable Noncontrolling Interests and Noncontrolling Interests - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions			6 Months Ended
	Mar. 29, 2019 CNY (¥) shares	Nov. 14, 2018 CNY (¥) shares	Jun. 30, 2019	Mar. 29, 2019 USD ($) $ / shares shares	Nov. 14, 2018 USD ($) $ / shares shares	May 31, 2018	Sep. 29, 2017 shares
Minority Interest [Line Items]
Conversion Ratio			1
Overseas Subsidiary
Minority Interest [Line Items]
Ownership of subsidiaries						73.34%
Ownership by non-controlling stockholders						26.66%
Series A Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Mezzanine equity, shares issued							4,945,055
Fun Literature [Member]
Minority Interest [Line Items]
Purchase shares from holders			5 years
Redemption days			60 days
Annual compound interest rate			10.00%
Fun Literature [Member] | Series A Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Mezzanine equity, shares issued	1,097,212	3,763,440		1,097,212	3,763,440
Preferred stock, per share purchase price | $ / shares				$ 3.72	$ 3.72
Mezzanine equity, aggregate amount of redemption	¥ 27.5	¥ 97.1		$ 4.0	$ 14.0
Preferred shares converted basics on issued	9.00%	7.00%
Preferred shares converted basics on outstanding	91.00%	93.00%
Conversion Ratio			0.01